COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and contingencies information
Purchase commitments relating to capital expenditures	$ 90,400
Total	104,602
Contingent liability for guarantees
Commitments and contingencies information
Guarantees	358,900
2019
Commitments and contingencies information
Total	67,568
2020
Commitments and contingencies information
Total	25,916
2021
Commitments and contingencies information
Total	5,559
2022
Commitments and contingencies information
Total	3,481
2023
Commitments and contingencies information
Total	453
2024 and Thereafter
Commitments and contingencies information
Total	$ 1,625
Sweden
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Period of royalty paid in quarterly arrears	1 month
Royalty consideration	$ 5,000
Quebec, Canada
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Nunavut, Canada
Commitments and contingencies information
Royalties percentage	12.00%
Kittila mine | Finland
Commitments and contingencies information
Period of royalty payments commencement	12 months
Percentage on net smelter returns (as a percent)	2.00%
Pinos Altos mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Pinos Altos mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
Creston Mascota mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Creston Mascota mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
La India mine
Commitments and contingencies information
Royalties percentage	0.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Minimum
Commitments and contingencies information
Royalties percentage	1.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Maximum
Commitments and contingencies information
Royalties percentage	5.00%